Equity - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ (563)	€ (1,002)
Fair value	86,756	85,239
Debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	763	517
Revaluation losses	(1,326)	(1,519)
Net revaluation gains/(losses)	(563)	(1,002)
Fair value	85,027	83,298
Issued by public Public-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	110	26
Revaluation losses	(1)	(1)
Net revaluation gains/(losses)	109	25
Fair value	9,544	9,312
Issued by public Public-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	355	268
Revaluation losses	(140)	(199)
Net revaluation gains/(losses)	215	69
Fair value	18,607	17,593
Issued by public Public-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	177	196
Revaluation losses	(843)	(937)
Net revaluation gains/(losses)	(666)	(741)
Fair value	40,351	40,873
Issued by Private-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	82	0
Revaluation losses	(3)	(24)
Net revaluation gains/(losses)	79	(24)
Fair value	6,277	5,727
Issued by Private-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	12	11
Revaluation losses	(56)	(68)
Net revaluation gains/(losses)	(44)	(57)
Fair value	5,157	5,203
Issued by Private-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	27	16
Revaluation losses	(283)	(290)
Net revaluation gains/(losses)	(256)	(274)
Fair value	€ 5,091	€ 4,590